As filed with the Securities and Exchange Commission on February 27, 2004
                       File Nos. 333-***** and 811-21520

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                        Pre-Effective Amendment No. ____                     [ ]

                        Post-Effective Amendment No. ____                    [ ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                               Amendment No. _____                           [ ]


                        (Check appropriate box or boxes)


                       MERIT ADVISORS INVESTMENT TRUST II
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

      11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208
      ---------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (800) 773-3863
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                                Julian G. Winters
     116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                                  -------------
                               Peter J. Shea, Esq.
                     Parker, Poe, Adams and Bernstein L.L.P.
                              Three Wachovia Center
                       401 South Tryon Street, Suite 3000
                         Charlotte, North Carolina 28202


 Approximate Date of Proposed Public Offering:

                                   As soon as practicable after the
                                   Effective Date of this Registration Statement
                                   ---------------------------------------------

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

                                     PART A
                                     ======

                                    FORM N-1A

                                   PROSPECTUS


Cusip Number __________


________________________________________________________________________________


                            MERIT HIGH YIELD FUND II

               A SERIES OF THE MERIT ADVISORS INVESTMENT TRUST II

________________________________________________________________________________

                                   Prospectus
                                 March __, 2004


The Merit High Yield Fund II ("Fund") is a non-diversified open-end fund series of the Merit Advisors Investment Trust II ("Trust"). The Fund offers shares only to separate accounts of insurance companies as an investment option for certain variable annuity and variable life insurance contracts.

This prospectus includes information about the Fund that you should know before investing and should be kept for future reference. Individual investors should read this prospectus in conjunction with the prospectus of the separate account for the variable annuity or variable life insurance contract in which you have chosen.





                               Investment Advisor
                               ------------------

                              MERIT ADVISORS, INC.
                        11032 Quail Creek Road, Suite 105
                       Oklahoma City, Oklahoma 73120-6208



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These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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TABLE OF CONTENTS
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                                                                            Page
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THE FUND.......................................................................2
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     INVESTMENT OBJECTIVE......................................................2
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     PRINCIPAL INVESTMENT STRATEGY.............................................2
     -----------------------------

     PRINCIPAL RISKS OF INVESTING IN THE FUND..................................5
     ----------------------------------------

     PERFORMANCE INFORMATION..................................................11
     -----------------------

     FEES AND EXPENSES OF THE FUND............................................12
     -----------------------------

MANAGEMENT OF THE FUND........................................................13
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     INVESTMENT ADVISOR.......................................................13
     ------------------

     INVESTMENT SUB-ADVISOR...................................................14
     ----------------------

     PORTFOLIO MANAGEMENT TEAM................................................14
     -------------------------

     BOARD OF TRUSTEES........................................................15
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     ADMINISTRATOR............................................................15
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     TRANSFER AGENT...........................................................15
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     DISTRIBUTOR AND DISTRIBUTION OF SHARES...................................15
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INVESTING IN THE FUND.........................................................16
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     PURCHASING AND REDEEMING SHARES .........................................16
     --------------------------------

     PURCHASE AND REDEMPTION PRICE............................................16
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OTHER IMPORTANT INVESTMENT INFORMATION........................................18
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     DIVIDENDS, DISTRIBUTIONS AND TAXES.......................................18
     ----------------------------------

     FINANCIAL HIGHLIGHTS.....................................................19
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     ADDITIONAL INFORMATION...................................................19
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THE FUND
--------

The Fund may have a similar name or an investment objective and principal investment strategy closely resembling that of a mutual fund managed by the same investment advisor that is sold directly to individual investors. Notwithstanding such similarities, there can be no assurance that the investment performance of the Fund will resemble that of its retail fund counterpart. The term "shareholder' as used in this prospectus means any insurance company separate account that may invest in Fund shares as a funding option now or in the future.

     INVESTMENT OBJECTIVE
     --------------------

The Merit High Yield Fund II's primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation. The Fund's investment objective may be changed without approval of shareholders or holders of variable annuity and variable life insurance contracts ("Policyholders").


     PRINCIPAL INVESTMENT STRATEGY
     -----------------------------

To achieve its investment objective, the Fund invests primarily in (i) below investment grade, high yield, fixed income securities, including high yield bonds (commonly referred to as "junk bonds"), corporate notes, credit default swaps ("CDSs"), convertible debt securities and preferred securities, and exchange-traded funds ("ETFs"), unit investment trusts ("UITs") and other investment companies, including closed-end investment companies ("CEICs") which invest primarily in high yield securities (hereinafter collectively referred to as "High Yield Instruments") and (ii) cash and cash equivalent positions ("Cash Positions"). The investment strategy of the Fund's investment advisor, Merit
Advisors, Inc. ("Advisor"), is to establish a portfolio of High Yield Instruments and Cash Equivalents that replicates the performance of the U.S. dollar high yield bond market while providing liquidity for short-term investments in the Fund.

________________________________________________________________________________
Below investment grade securities: Below investment grade fixed income securities, such as bonds and debt securities, are generally those securities rated BB+ and lower by Standard & Poor's Ratings Service ("S&P") or Fitch, Inc. ("Fitch") or Ba1 or below by Moody's Investor Services, Inc. ("Moody's") or if unrated, of comparable quality. Below investment grade fixed income securities are high-yield, high risk securities, commonly called "junk bonds", which are considered speculative. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities, however below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security.
________________________________________________________________________________

In selecting the appropriate investment securities for the Fund, the Advisor analyses and evaluates, among other things, the:

     o    Issuer's current and anticipated financial condition and cash flow;
     o    Industry and market developments and trends;
     o    Economic and financial markets; and
     o    Liquidity of the securities.

The Advisor seeks to purchase securities of companies the Advisor believes have the financial ability to perform their debt obligations in a range of market conditions, including, without limitation, companies that the market perceives to have current financial problems or uncertainty, but which the Advisor believes will have the ability to timely make their debt payments. In addition, the Advisor seeks securities that the Advisor believes will actively trade in the secondary market enough to provide the Fund with reasonable liquidity. Accordingly, the Advisor will typically sell a security if the Advisor believes the issuer may not be able to timely make its debt payments or if the Advisor believes the security is not actively traded enough on the secondary market to provide the appropriate liquidity for the Fund. The Fund may invest in various types of High Yield Instruments, which may or may not include at any given time all the types of High Yield Instruments listed above.

Under normal market conditions, the Fund will invest at least 80% of its total assets in High Yield Instruments. The Fund's policy in the foregoing sentence may be changed by the Trust's Board of Trustees ("Trustees"), but no change is anticipated. If the Fund's policy in the foregoing sentence changes, the Fund will notify shareholders at least 60 days prior to implementation of the change and shareholders and Policyholders should consider whether the Fund remains an appropriate investment in light of the changes.

________________________________________________________________________________
Credit Default Swap: A CDS is generally a bilateral financial contract in which one party (credit protection buyer) pays a periodic premium (typically expressed in basis points) on a predetermined amount (notional amount) in exchange for a contingent payment from the other party (credit protection seller) to cover certain losses following a specific "credit event" on a specific asset covered by the credit default swap. The specific "credit event" can be negotiated but generally follows the definition promulgated by the International Swaps and Derivative Association. Credit events generally cover, among other things, failure to pay, bankruptcy, restructuring, repudiation or moratorium, and acceleration. The premium, notional amount, reference assets, credit instrument, credit events, and other terms of the contract are negotiated between the credit protection buyer and credit protection seller at inception. CDSs can be funded (funded CDSs), in which Fund's investment will take the form of a CDS embedded in a structured or "credit-linked" note, or non-funded (synthetic or unfunded
CDSs).
________________________________________________________________________________

Credit Default Swaps, Credit-Linked Notes and Credit Derivatives. The Fund may enter into CDSs, both directly ("unfunded swaps") and indirectly in the form of a CDS embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded CDSs may be on a single security, or on a basket or portfolio of securities.

The Fund may, from time to time, invest in excess of 75% of its assets in funded CDSs by purchasing long positions in CDSs embedded in structured or "credit-linked" notes (also known as "selling credit protection"). The reference obligations of such CDSs will be predominantly portfolios of high yield debt securities and the reference entities will be the issuers of such securities. By making such investments, the Fund will gain exposure to a broad range of high yield issuers and instruments without directly investing in such instruments. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants and market capitalization. The Fund derives its primary return from CDSs from the periodic coupon on the structured note and the return of principal at maturity. To the extent there is an active market for the structured notes, the Fund can also realize a gain or loss upon the sale of the structured notes prior to maturity. There is no guarantee that an active market will exist for any structured note in which the Fund invests. Upon the occurrence of a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring) with respect to a CDS note, the Fund will generally reduce the principal balance of the related structured note by the par amount of the defaulted reference obligation in exchange for the actual value of the defaulted reference obligation. As a result, on an ongoing basis, interest on the structured note will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity.

If the Fund takes a long position in an unfunded CDS, the Fund pays a fee to enter into the CDS and receives fixed payments during the life of the CDS. If there is a credit event with respect such CDS, the Fund will pay the par amount of the referenced obligation and the swap counterparty will, if the CDS is physically settled, deliver the referenced obligation to the Fund or, if the CDS is cash settled deliver to the Fund the payment specified in the related CDS documentation. The notional amount of the CDS will be reduced accordingly as well.

The Fund may also take a short position in an unfunded CDS (also known as "buying credit protection"). In this instance, the CDS counterparty would pay the Fund a fee to enter into the CDS and receive fixed payments from the Fund during the life of the CDS. The Fund would take a short position in an unfunded CDS against a long portfolio bond position to decrease exposure to specific high yield issuers. If the short unfunded CDS is against a corporate issue, the Fund must own that corporate issue. If there is a credit event with respect to a short unfunded CDS, the Fund will, in the case of physical settlement, deliver the default reference obligation or, in the case of cash settlement, deliver the payment described in the related CDS documentation to the swap counterparty. In return, the swap counterparty will pay the par amount of the defaulted reference obligation. The notional amount of the CDS will be reduced accordingly as well.

The Fund will invest no more than 25% of its total assets in unfunded CDSs.

The Fund will have no limit on its investments in funded CDSs.

Cash Positions. The Advisor also intends to invest in Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other types of cash or cash equivalent positions, to provide liquidity for active trading.

Other Investment Options. While the Fund's primary focus is the allocation of its assets among High Yield Instruments and Cash Positions, the Fund has the flexibility to invest in equity securities and other types of securities when the Advisor believes they offer more attractive opportunities. Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies from time to time.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may hold up to 100% of its portfolio in Cash Positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Fund's Investment Objective and Strategy. An investment in the Fund should not be considered a complete investment program. An investor's needs will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in long-term investing and/or other long term growth strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a long period of time. The Advisor expects the Fund to be used as a short-term investment vehicle by investors.


     PRINCIPAL RISKS OF INVESTING IN THE FUND
     ----------------------------------------

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. Since the Fund may invest in below investment grade securities without limit, the Fund's investments should be considered speculative. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Active Investor Risk: The Fund expects a significant portion of the investments in the Fund to come from investors, professional money managers and hedge funds which will use the Fund as part of "market timing" or short-term investment strategies. These strategies often call for frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Active trading will increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general equity market conditions.

Valuation Risks: During periods of reduced market liquidity or in the absence of readily available market quotations for the below investment grade securities in the Fund's portfolio, the ability of the Fund to value the Fund's securities becomes more difficult and the judgment of the Fund (through fair value procedures adopted by the Trust's Board of Trustees ("Trustees")) may play a greater role in the valuation of the Fund's securities due to reduced availability of reliable objective pricing data. Consequently, it may be difficult for the Fund to accurately assign a daily value to such below investment grade securities and in such situations the Fund's net asset value may not reflect the actual value of the Fund's portfolio.

Short Term Liquidity and Investment Risks: The markets for below investment grade securities held in the Fund's portfolio may be less liquid than the markets for higher-grade securities. Liquidity relates to the ability of a fund to sell a security in a timely manner at a price which reflects the value of the security. To the extent that there is not an established retail market for some of the below investment grade securities in which the Fund may invest, trading in such securities may be relatively inactive. Prices of below investment grade securities may decline rapidly in the event a significant number of holders of such securities decide to sell. Changes in expectations regarding an individual issuer of below investment grade securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for below investment grade securities for which no established retail market exists as compared to higher-grade securities for which such markets exist. An economic downturn or an increase in interest rates could severely disrupt the market for below investment grade securities and adversely affect the value of outstanding securities or the ability of issuers of such securities to repay principal and interest. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established market does exist.

Management Style Risks: The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Advisor's allocation of the Fund's assets. The Advisor's judgments about the attractiveness, value and potential income and appreciation of particular High Yield Instruments, Cash Positions or other investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize High Yield Instruments, Cash Positions or other investments under the wrong market conditions, in which case the Fund's value may be adversely affected.

Credit Risk: Credit risk is the risk that the issuer of a debt security will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fund's income will be reduced. If the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. As discussed below, since the Fund invests primarily in below investment grade securities, the Fund is subject to a higher level of credit risk than a fund that invests only in investment grade securities.

Below Investment Grade Securities Risk: Fixed income securities are generally rated by a nationally recognized securities rating organization ("NRSRO"). Fixed income securities rated Baa by Moody's or BBB by S&P's or Fitch or higher are considered investment grade securities. Securities in the Fund will include securities below investment grade securities, including debt obligations rated lower than Baa by Moody's or lower than BBB by S&P's or Fitch or unrated securities that the Advisor believes are of comparable quality. These below investment grade securities are commonly known as "junk bonds" and are generally considered speculative by NRSROs and subject to significant risks of non-payment of interest and principal. Below investment grade securities are often not listed for trading on any national securities exchanges, and issuers of such securities may not choose to have a rating assigned to their obligations by a NRSRO. As a result, the Fund's portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests in primarily higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, another factor that may make unrated securities held by the Fund less marketable. These and other factors may have the effect of limiting the availability of the unlisted below-investment grade securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or financial markets. Below investment grade securities are generally more volatile then investment grade securities and may be more difficult to establish their fair value. Finally, below investment grade securities may experience sudden and sharp price swings and generally are more sensitive to negative issuer developments, such as reduced revenues or increase expenditures, or adverse economic conditions, such as recession, a high profile issuer default, or a change in the market's psychology, than investment grade securities.

While the Adviser often utilizes the ratings of various credit rating services as one factor in making investment decisions, the Fund will rely on the Adviser's judgment, analysis, and experience in evaluating the creditworthiness of a below investment grade issuer, particularly where an unrated security is involved. Credit ratings of NRSROs evaluate only the safety of principal and interest payments, not the market risk of an investment in a particular security. Ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that creditworthiness of the issuer may change and the rating agencies may fail to change such ratings in a timely fashion. The Fund will not necessarily sell an investment if its rating is downgraded by a NRSRO after the Fund buys it. The Adviser will continually monitor the issuers of securities in the Fund and may invest the Fund's assets in certain below investment grade securities without guidance from published ratings agencies. Because of the number of investment considerations involved in investing in below investment grade securities without available credit ratings, achievement of the Fund's investment objectives may be more dependent upon the credit analysis of the Adviser than is the case with higher investment grade securities. Additional information about the quality ratings of Moody's, S&P's, and Fitch can be found in the Fund's Statement of Additional Information ("SAI").

Income Risk: The Fund's current income will be derived primarily from the receipt of interest payments from fixed income securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer's ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fund's current income will be adversely affected and reduced.

Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. The reverse is also true. Consequently, there is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund, particularly if the Fund is holding a significant portion of its assets in fixed income securities with long term maturities. The longer the term of a fixed income instrument, the more sensitive the value and price of the fixed income instrument will be to fluctuations in interest rates. The Fund will generally purchase fixed income securities with maturities greater than one year.

Maturity Risk: Maturity risk is another factor which can effect the value of the Fund's debt security holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

Risks related to Credit Default Swaps and Other Credit Derivatives: The economic return on CDSs depends upon the performance of the reference obligations and/or the reference entities. Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations. For instance, an active market may not exist for any of the CDSs in which the Fund invests. As a result, the Fund's ability to maximize returns or minimize losses on such CDSs may be impaired. In addition, the Fund will usually have a contractual relationship only with the counterparty offering the CDS and not the reference obligors on the reference obligations. As a result, the Fund generally will have no right directly to enforce compliance by the reference obligors with the terms of the reference obligations, no rights of set-off against the reference obligors or any voting or other rights of ownership with respect to the reference obligations. The Fund will not directly benefit from any collateral supporting such reference obligations and will not have the benefit of the remedies that would normally be available to a holder of such reference obligations. Even if, in the case of physically-settled CDSs, the Fund obtains such rights upon the delivery of the defaulted reference obligation, the Fund's ability to "work-out" effectively the defaulted reference obligation may be significantly diminished.

CDSs also expose the Fund to counterparty risk. In the event of the insolvency of the counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligations. Consequently, the Fund will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligors.

When the Fund enters into a short unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to either deliver the defaulted reference obligation or an equivalent cash payment. Similarly, when the Fund enters into a long unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to deliver a cash payment related to such credit event. To the extent the Fund lacks adequate funds to satisfy these delivery requirements, the Fund will be required to liquidate other Fund investments in a manner which may be inconsistent with its original investment intent and the Fund's return may be adversely affected.

To the extent the CDS requires the Fund to settle physically the defaulted reference obligation, the Fund may be adversely affected by the purchase price of the defaulted reference obligation. Similarly, CDS cash settlement mechanics may not accurately reflect the related credit loss and may be subject to the discretion of the party performing the calculation. In addition, there can be losses under a CDS without a related default with respect to the referenced obligation. This occurs when the definition of a credit event in the CDS contains events that are not truly credit related and is called credit basis risk. Also, the size of the structured notes underlying a funded CDS in relation to the size of the referenced obligations affects the severity of the losses. In general, as the size of the structured notes decreases in relation to the size of the referenced obligations, the Fund's exposure to credit risk with respect to the CDS increases. Finally, to the extent that the Fund's swap positions are leveraged, any Fund losses will be magnified.

Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively). The Fund's positions in CDSs are also subject to liquidity risk, market risk, structural risk, legal risk and interest rate risk.

The Fund may also invest in certificates which represent an undivided interest in a pool of high yield debt securities ("Underlying Securities"). Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest. The Fund may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the
Underlying Securities. Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities. Until the Fund redeems its certificates, the Fund will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers or any direct rights of ownership with respect to the Underlying Securities. The Fund's ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates. The Fund's yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto. The Fund's investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk.

The Fund's ability to realize a profit from swap agreement transactions will depend upon the ability of the financial institution with which the Fund enters into the transaction to meet their obligations for the Fund. The Fund may not be able to close out its swap agreement position under certain circumstances at the same time, or at the same price, as it would if it had purchased comparable traded securities.

Risks related to Investment in Other Investment Companies: To the extent the Fund invests in ETFs, UITs, CEICs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs, UITs, CEICs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs, UITs, CEICs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses.

Under the Investment Company Act of 1940, as amended ("1940 Act"), the Fund may not acquire shares of an ETF, UIT, CEIC or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding voting stock ("3% Limitation"), securities issued by such investment company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such investment company and securities held by the Fund issued by other another investment companies would have an aggregate value in excess of 10% of the Fund's assets; provided, however, that the 3% Limitation will not apply if (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.
Accordingly, the above limitations may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.

Risks related to CEIC, ETF or UIT Net Asset Value and Market Price: The market value of CEIC, ETF or UIT shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for CEIC, ETF or UIT shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities held by the CEIC, ETF or UIT. Accordingly, there may be times when a CEIC, ETF or UIT share trades at a premium or discount to its net asset value. Unlike ETF shares, which are traded on an exchange, the price and liquidity of CEIC shares is generally dependent on the presence of brokers making a market in the CEIC's shares. The loss of such a market maker could negatively impact the pricing and liquidity of such CEIC shares.

Risks related to Portfolio Turnover: Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities, changing market conditions or redemption requests. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated annual portfolio turnover rate for the Fund is expected to be more than 100%.

Risks related to using derivative instruments: A derivative instrument is generally one whose value depends on (or is derived from) the value of the underlying assets, interest rate or index. Derivative instruments involve risks different from direct investments in the underlying securities, including imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Non-diversified fund risk: The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.


     PERFORMANCE INFORMATION
     -----------------------

Because the Fund has no operating history, there is no performance information for the Fund to be presented here. However, you may request a copy of the Fund's Annual and Semi-annual Reports once they become available, at no charge, by calling the Fund at 1-800-________.

     FEES AND EXPENSES OF THE FUND
     -----------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. These fees and expenses do not reflect any of the fees or expenses that may be assessed under the applicable variable annuity or variable life insurance contract for which this Fund is an investment option. If such fees and expenses were included, your costs would be higher. Policyholders should consult their separate account prospectus for information on the fees and expenses under the their variable annuity or variable life insurance contract:


                                Shareholder Fees
                    (fees paid directly from your investment)
                    -----------------------------------------

    Maximum Sales Charge (Load) Imposed On Purchases
         (as a percentage of offering price) ..........................None
    Redemption Fee ....................................................None

                         Annual Fund Operating Expenses*
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

    Management Fees ................................................. 0.85%
    Distribution and/or Service (12b-1) Fees ........................ 0.00%
    Other Expenses .................................................. 1.00%
                                                                      -----
    Total Annual Fund Operating Expenses .............................1.85%
                                                                      =====

* Since the Fund is newly organized, we based expenses in the chart on estimated expenses. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1
  Plan) to not more than___% of the average daily net assets of the Fund for the fiscal year ending October 31, 2004. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to ___%, as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

Example: This example shows you the expenses that you may pay over time by investing in shares of the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. This example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.


   --------------------------- ---------------------- ---------------------
         Period Invested               1 Year                3 Years
   --------------------------- ---------------------- ---------------------
           Your Costs                  $____                 $____
   --------------------------- ---------------------- ---------------------


MANAGEMENT OF THE FUND
----------------------


     INVESTMENT ADVISOR
     ------------------

The Fund's investment advisor is Merit Advisors, Inc., 11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208. The Advisor serves in that capacity pursuant to an investment advisory contract with the Trust on behalf of the Fund. Subject to the authority of the Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as an Oklahoma corporation, is controlled by James Paul Cunningham, Freda Marie Cunningham and Donald Lee Dillingham. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the Advisor was founded in 1988. The Advisor currently has approximately $50.1 million in assets under management.

Advisor Compensation. As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.85%.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than ___% of the average daily net assets of the Fund for the fiscal year ending October 31, 2004. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. The Trust may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.

     INVESTMENT SUB-ADVISOR
     ----------------------

The Fund's Investment Sub-Advisor ("Sub-Advisor") is Avondale Investments, LLC, 211 North Robinson, Suite 200, Oklahoma City, Oklahoma 73102. The Sub-Advisor serves in that capacity pursuant to an investment sub-advisory contract with the Advisor and approved by the Trustees. The Sub-Advisor provides the Advisor with advice and recommendations as to possible investment decisions for the Fund and in the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.

The Sub-Advisor, organized as an Oklahoma limited liability company, is controlled by Mr. Dillingham. The Sub-Advisor, through its executive Mr. Dillingham, has experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the Sub-Advisor was founded in 2001. The Sub-Advisor currently has approximately $1 million in assets under management.

Sub-Advisor Compensation. The Sub-Advisor receives from the Advisor monthly compensation based on the Fund's average daily net assets the annual rate of 0.375% for its sub-advisory services to the Fund. The Fund doses not pay a direct fee to the Sub-Advisor.


     PORTFOLIO MANAGEMENT TEAM
     -------------------------

The Fund will be managed primarily by a portfolio management team consisting of Mr. Cunningham and Mr. Dillingham. Mr. Cunningham is a co-founder of the Advisor and has served as its President since 1986. Mr. Cunningham received a Bachelor of Science degree in Education from the University of Oklahoma ("OU") in 1951, a Masters in Education from OU in 1954 and a Masters in Business Administration from the University of Central Oklahoma in 1976. He has been in the securities business since 1957 and has been involved with managing high yield bond funds since 1985.

Mr. Dillingham has served as a Vice-President of the Advisor since 2003. Mr. Dillingham is also the founder of the Sub-Advisor and has been its President since 2001. In addition, he has been a Registered Representative with Capital West Securities, a securities firm since 2002. Prior to starting the
Sub-Advisor, Mr. Dillingham was employed by Bank One Corporation in its Investment Management Group as a Customer Service Manager/Institutional Investments (1999-2001) and Relationship Manager/Investments (1998-1999). Mr. Dillingham was also Director of Advisor Development at American Express Company from 1996 to 1998. Mr. Dillingham received a Bachelor of Business Administration in Accounting from OU in 1984 and a Masters of Business Administration form Oklahoma City University in 1987. He is also a Chartered Financial Analyst, Certified Public Accountant, and Certified Financial Planner. Mr. Dillingham has been in the securities business and has been involved with managing high yield bond funds since 1984.

     BOARD OF TRUSTEES
     -----------------

The Fund is a series of the Trust, an open-end management investment company which was organized as a Delaware statutory trust on February 19, 2004. The Trustees supervise the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund's business affairs.


     ADMINISTRATOR
     -------------

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide services to the Fund.


     TRANSFER AGENT
     --------------

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated later in this Prospectus under the caption "Investing in the Fund," NCSS will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.


     DISTRIBUTOR AND DISTRIBUTION OF SHARES
     --------------------------------------

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or other approved entities.

Other Expenses. In addition to the investment advisory fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUND
---------------------


     PURCHASING AND REDEEMING SHARES
     -------------------------------

Fund shares are sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts. Fund shares are not sold to the general public. The general public may only invest in the Fund through certain variable life insurance and variable annuity contracts. Policyholders should follow the purchase and redemption procedures described in the their separate account prospectus.

Fund shares are sold and redeemed at net asset value. The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the next calculation of the Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. The separate accounts, to which shares are sold, may impose other sales charges, as described in the appropriate separate account prospectus.


     PURCHASE AND REDEMPTION PRICE
     -----------------------------

Determining the Fund's Net Asset Value. The price at which Fund shares are purchased or redeemed is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven
(7) days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor's name, street address, tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see other identifying documents of the investor. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

Redemptions In Kind. The Fund reserves the right to make redemptions in kind (i.e., a payment in portfolio securities rather than cash). Generally, redemption in kind is used when, in the option of the Trustees, a large redemption request may cause harm to the Fund and its shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $100,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.


OTHER IMPORTANT INVESTMENT INFORMATION
--------------------------------------


     DIVIDENDS, DISTRIBUTIONS AND TAXES
     ----------------------------------

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders and Policyholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute capital gains and dividends in cash or reinvested in additional Fund shares. The Fund expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, generally distributions that are left to accumulate in variable annuity or variable life insurance contracts are not subject to federal income tax until they are withdrawn from the contract. Policyholders should review the applicable separate account prospectus for a discussion of the tax treatment applicable to their variable annuity or variable life insurance contract.

The Fund intends to make distributions of income and capital gains in order to quality each year as a regulated investment company under Subchapter M of the

Internal Revenue Code of 1986, as amended. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable annuity and variable life insurance contracts.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.





     FINANCIAL HIGHLIGHTS
     --------------------

Because the Fund is a new fund, there is no financial or performance information included in this prospectus for the Fund. Once the information becomes available, you may request this information at no charge by calling the Fund at 1-800-______.





     ADDITIONAL INFORMATION
     ----------------------

Please see the back cover on how to contact the Fund and how to receive additional information regarding the Fund.

________________________________________________________________________________


                            MERIT HIGH YIELD FUND II

________________________________________________________________________________



Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

             By telephone:       1-800- ________

             By mail:            Merit High Yield Fund II
                                 c/o NC Shareholder Services
                                 116 South Franklin Street
                                 Post Office Box 4365
                                 Rocky Mount, North Carolina 27803-0365

             By e-mail:          info@ncfunds.com

             On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                  Investment Company Act file number 811-21520

                                     PART B
                                     ======

                                    FORM N-1A

                       STATEMENT OF ADDITIONAL INFORMATION


                            Merit High Yield Fund II

                                 March __, 2004

                                 A series of the
                       MERIT ADVISORS INVESTMENT TRUST II
                        11032 Quail Creek Road, Suite 105
                       Oklahoma City, Oklahoma 73120-6208
                             Telephone 1-8__-___-___





                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

OTHER INVESTMENT POLICIES......................................................2
INVESTMENT LIMITATIONS........................................................11
PORTFOLIO TRANSACTIONS........................................................12
DESCRIPTION OF TRUST..........................................................13
MANAGEMENT AND OTHER SERVICE PROVIDERS........................................14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ...............................20
NET ASSET VALUE...............................................................20
ADDITIONAL TAX INFORMATION....................................................21
ADDITIONAL INFORMATION ON PERFORMANCE.........................................22
FINANCIAL STATEMENTS..........................................................26
APPENDIX A - DESCRIPTION OF RATINGS...........................................27
APPENDIX B - PROXY VOTING POLICIES............................................32



This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus ("Prospectus") dated the same date as this SAI, for the Merit High Yield Fund II ("Fund"), relating to the Fund's shares, and hereby incorporates by reference the Prospectus in its entirety. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus for the Fund and Annual Reports for the Fund may be obtained at no charge by writing or calling the Fund at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                            OTHER INVESTMENT POLICIES

The Merit Advisors Investment Trust II ("Trust") was organized on February __, 2004 as a Delaware statutory trust and is registered as an open-end management investment company with the Securities and Exchange Commission ("SEC"). The Merit High Yield Fund II is a non-diversified series of the Trust. The Fund offers shares only to separate accounts of insurance companies as an investment option for certain variable annuity and variable life insurance contracts. For purposes of this SAI, the terms "investor" and "shareholder" mean any insurance company separate account that may invest in Fund shares as a funding option now or in the future and the term "Policyholders" mean holders of variable annuity and variable life insurance contracts for which the Fund is available as an investment option.

The following policies supplement the Fund's investment objective and policies as described in the Prospectus for the Fund. Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund's investment program will be successful. Investors should carefully review the descriptions of the Fund's investments and their risks described in this SAI and the Prospectus.

BELOW INVESTMENT GRADE SECURITIES. As noted in the Prospectus, the Fund will generally invest in below investment grade, high yield, fixed income securities (commonly referred to as "junk bonds") or derivatives of such securities. Below investment grade securities generally reflect a greater possibility that adverse changes in the financial condition of the issuer and/or in general economic conditions may impair the ability of the issuer to make timely payments of interest and principal. In addition, below investment grade securities are often highly leveraged, so that their ability to make timely payment of interest and principal during an economic downturn or during sustained period of high interest rates may be impaired. Issuers of below investment grade securities may not have the more traditional methods of financing available to them. Some below investment grade securities are unsecured or subordinate to the prior payment of senior indebtedness. For these reasons, among others, the risk of default or failure to timely pay interest and principal payments is significantly greater for below investment grade securities. Failure of the Fund to receive interest and principal payments from its portfolio of fixed income securities will affect the Fund's income and ability to meet its investment objective.

The inability or perceived inability of issuers to make timely payments of interest and principal can make the values of below investment grade securities held by the Fund more volatile and can limit the Fund's ability to sell such securities at prices approximating the values the Fund has placed on such securities. In addition, the absence of a liquid trading market for below investment grade securities held by the Fund may make it difficult for the Fund to establish the fair value of the securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis of the issuer at the time of the rating. Therefore, the rating assigned to any particular security is not necessarily a reflection on the issuer's current financial condition or ability to make timely payments of interest and principal, which may be better or worse than the rating would indicate. In addition, the ratings by the nationally recognized securities rating organizations ("NRSROs") do not necessarily reflect an assessment of the volatility of a security's market value or liquidity. For a summary of the NRSROs' rating see Appendix A of the SAI.

The value of below investment grade securities, like other fixed income securities, fluctuate in response to changes in the interest rates. A decrease in interest rates will generally result in an increase in value of the Fund's fixed income securities, while an increase in interest rates will generally result in the decline of the value of the Fund's fixed income securities. Below investment grade securities can also be affected, sometimes to a greater extent than other fixed income securities, by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of fixed income securities such as below investment grade securities. Changes by NRSROs in their rating of any fixed income security and changes in the ability of the issuer (or perceived ability) to make timely payments of interest and principal can also affect the value of such securities. While changes in the value of a Fund's portfolio security will generally not affect income from such security, it will affect the Fund's net asset value. A change in the rating of a Fund's portfolio security will not necessarily cause the Fund to dispose of the security, provided that the Fund's investment advisor, Merit Advisors, Inc. ("Advisor"), believes retaining the security will assist the Fund in meeting it investment objective.

SWAP AGREEMENTS. The Fund may enter into interest rate, index, credit default, total return and equity swap agreements on a standalone basis. The Fund may also enter into options on swap agreements (swap options). These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Investments in unfunded credit default swaps are limited to 25% of the Fund's assets. The Fund may invest in excess of 75% of its assets in funded credit-linked securities that are based on credit default swaps, which would not be considered investments in swaps on a standalone basis. See "Other Investment Policies - Credit-Linked Securities" for further discussion of the risks posed by credit-linked securities.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write
(sell) and purchase put and call swap options.

Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets to avoid any potential leveraging. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party, on a standalone basis, if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets at the time of investment.

Whether the Fund's use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (CEA) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.

The Fund may enter into interest rate swaps. Interest rate swaps, in their most basic form, involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. For example, the Fund might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same - to increase or decrease the Fund's exposure to long or short-term interest rates. For example, the Fund may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

The use of interest rate swaps, like all swap agreements, is subject to certain risks. As with options and futures, if the portfolio manager's prediction of interest rate movements is incorrect, the Fund's total return will be less than if the Fund had not used swaps. In addition, if a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Fund may enter into credit default swap contracts (CDSs) for investment purposes. If the Fund is a seller in a CDS contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase CDS contracts in order to hedge against the risk of default of debt securities it holds, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the swap may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

The Fund may enter into total return swaps. Total return swaps are used as substitutes for owning the physical securities that comprise a given market index, or to obtain non-leveraged exposure in markets where no physical securities are available such as an interest rate index. Total return refers to the payment (or receipt) of an index's total return, which is then exchanged for the receipt (or payment) of a floating interest rate. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index by using the most cost-effective vehicle available. For example, the Fund can gain exposure to the broad mortgage sector by entering into a swap agreement, whereby the Fund receives the total return of the Lehman Brothers Mortgage Index in exchange for a short-term floating interest rate, such as the 3-month LIBOR. This is fundamentally identical to purchasing the underlying securities that comprise the index, which requires an investor to pay cash, thereby surrendering the short-term interest rate to be earned from cash holdings, in order to receive the return of the index. Total return swaps provide the Fund with the opportunity to actively manage the cash maintained by the Fund as a result of not having to purchase securities to replicate a given index. Similar to interest rate swaps, the cash backing total return swaps is actively managed to earn a premium in excess of the floating rate paid on the swap.

The Fund may enter into equity swaps. In an equity swap, payments on one or both sides are linked to the performance of equities or an equity index. Equity swaps are normally used to (1) initiate and maintain cross-border equity exposures either in an index or a specific stock portfolio; (2) temporarily eliminate exposure to an equity portfolio without disturbing the underlying equity position; or (3) increase, reduce or eliminate market exposure to a single issue or a narrow stock portfolio or obtain greater diversification for a limited period of time without disturbing an underlying position.

For purposes of applying the Fund's investment policies and restrictions (as stated in the prospectus and SAI), swap agreements are generally valued by the Fund at market value. In the case of a CDS sold by the Fund (i.e., where the Fund is selling credit default protection), however, the Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

CREDIT-LINKED SECURITIES. The Fund may invest in excess of 75% of its assets in credit-linked securities. Credit-linked securities are securities that are collateralized by one of more CDSs on corporate credits. The Fund has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate, and a return of principal at the maturity date.

Credit-linked securities are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. The Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security.

Credit-linked securities are also subject to credit risk of the corporate credits underlying the CDSs. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, and the Fund's principal investment would be reduced by the corresponding face value of the defaulted security.

The market for credit-linked securities may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available.

The collateral for a credit-linked security is one or more CDSs, which are subject to additional risks. See "Other Investment Policies - Swap Agreements" for a description of additional risks associated with CDSs.

CORPORATE BONDS. The Fund's investments in corporate debt securities will be based on credit analysis and value determination by the Advisor. The Advisor's selection of bonds or industries within the corporate bond sector is determined by, among other factors, historical yield relationships between bonds or industries, the current and anticipated credit of the issuer, and call features as well as supply and demand factors. The Fund may invest in all grades of corporate securities including below investment grade as discussed above. The Advisor will continuously monitor the ratings of securities held by the Fund and the creditworthiness of their issuers.

MONEY MARKET INSTRUMENTS. The Fund may invest in money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund may invest in all types of Commercial
Paper, including Commercial Paper rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch, Inc. ("Fitch") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

U.S. GOVERNMENT SECURITIES. The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"),  Student Loan Marketing Association  ("SLMA"),  and The Tennessee

Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund's shares.

COLLATERALIZED DEBT OBLIGATIONS (CDOs). The Fund may invest in collateralized debt obligations (CDOs). CDOs include collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other similarly structured securities. In a typical CDO investment, the Fund will purchase a security that is backed by an underlying portfolio of debt obligations, typically including one or more of the following types of investments: high yield securities, investment grade securities, bank loans, futures and swaps. The cash flows generated by the collateral are used to pay interest and principal to the Fund. CDOs are structured into tranches, and the payments allocated such that each tranche has a predictable cash flow stream and average life.

The portfolio underlying the CDO security is subject to investment guidelines. However, the Fund cannot monitor the underlying obligations of the CDO, and is subject to the risk that the CDO's underlying obligations may not be authorized investments for the Fund.

In addition, a CDO is a derivative, and is subject to credit, liquidity and interest rate risks, as well as volatility. The market value of the underlying securities at any time will vary, and may vary substantially from the price at which such underlying securities were initially purchased. The amount of proceeds received upon sale or disposition, or the amount received or recovered upon maturity, may not be sufficient to repay principal and interest to investors, which could result in losses to the Fund.

The securities issued by a CDO are not traded in organized exchange markets. Consequently, the liquidity of a CDO security is limited and there can be no assurance that a market will exist at the time that the Fund sells the CDO security. CDO investments may also be subject to transfer restrictions that further limit the liquidity of the CDO security. . FLOATING RATE SECURITIES. The Fund may invest in variable or floating rate securities that adjust the interest rate paid at periodic intervals based on an interest rate index. Typically floating rate securities use as their benchmark an index such as the 1-, 3- or 6-month LIBOR, 3-, 6- or 12-month Treasury bills, or the Federal Funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur. Changes in the benchmark index and the interest rate may be difficult to predict and may increase the volatility of the price. That volatility will affect the Fund's share prices.

CONVERTIBLE SECURITIES. The Fund may invest directly or indirectly in convertible securities. A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular time period at a specified price or formula. A convertible security generally entitles the holder to receive interest on debt securities or dividends stock securities until the convertible security matures or is redeemed, converted or exchanged. Convertible securities ordinarily provide a stream of income with generally higher yields than those of ordinary common stock of the same or similar issuer. Convertible securities generally have characteristics similar to both debt and equity securities. The value of the convertible securities generally tends to decline as interest rates rise and tends to fluctuate with the market value of the underlying equity securities due to the conversion feature. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Fund's ability to invest in warrants may be limited by the Fund's investment restrictions.

The Fund may invest in convertible securities that have a mandatory conversion feature. A convertible security with a mandatory conversation feature automatically converts into stock or other equity securities at a specified date and a specified conversion ratio or at the option of the issuer. Since conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying stock or equity security at times when the value of the underlying security has declined substantially. Convertible securities, particularly securities with mandatory conversation feature, may be less liquid than other types of investments or illiquid. In such cases, the Fund may not be able to dispose of the convertible security in a timely fashion or at a fair price, which could result in a loss to the Fund.

FOREIGN SECURITIES. The Fund may invest directly or indirectly in foreign equity securities traded on U.S. national exchanges or over-the-counter and in foreign securities represented by ADRs, as described below. The Fund may also invest in foreign currency-denominated fixed-income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

American Deposition Receipts ("ADRs") provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of the value of its total assets in securities of Exchange Traded Funds ("ETFs"), Unit Investment Trusts ("UITs"), Closed End Investment Companies ("CEICs") and other types of investment companies whose investment objectives are consistent with the Fund's investment objective. Investing in other investment companies involves substantially the same risks as the Fund investing directly in the investments of the underlying investment companies. In addition, investing in other investment companies involves additional expenses to the Fund, such as the underlying investment companies' cost of management, brokerage, shareholder servicing and other operational expenses. Under applicable law and regulations the Fund cannot acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities ("3% Limitation"), securities issued by such company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's assets. Accordingly, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and
(ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies, such as the Fund, to invest in the various series of the iShares Trust and iShares, Inc. ("iShares Funds") beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Fund intends on entering into such an agreement with the iShares Funds so that the Fund will be permitted to invest in an iShares Fund in excess of the 3% Limitation. To the extent other ETFs obtain similar exemptive relief from the SEC, the Fund may seek to qualify to invest in such other ETFs in excess of the 3% Limitation.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends or interest as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends or interest of the securities (net of expenses) up to the time of deposit. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Advisor believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended ("1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There are risks associated with the investment of the Fund's assets in fixed income ETFs which may include credit risk, interest rate risk, maturity risk, and investment-grade securities risk. These risks could affect the income received from and the value of a particular ETF's, which could cause the Fund's income and asset value to be reduced.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

EQUITY SECURITIES. The Fund may invest in equity securities, both directly and indirectly through the Fund's investment in shares of ETFs, UITs, CEICs or other investment companies. The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time and during that temporary or extended bear markets, the value of equity securities will decline.

ZERO COUPON SECURITIES. The Fund may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

ILLIQUID INVESTMENTS. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued, repurchase agreements which have a maturity of longer than seven days and generally includes securities that are restricted from sale to the public without registration under the Securities Act of 1933, as amended ("1933 Act") ("Restricted Securities"). Under the supervision of theTrustees, the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

RESTRICTED SECURITIES. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. The Fund will ordinarily invest in Restricted Securities only when it receives the issuer's commitment to register the securities without expense to the Fund, however the Fund may at times invest Restricted Securities without such a commitment from the issuer. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Restricted Securities which can be offered and sold to qualified institutional buyers under Rule 144A of the 1993 Act ("144A Securities") and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

OPTIONS. The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

LACK OF DIVERSIFICATION. The Fund is a non-diversified fund, which means that it has not made an election to be a "diversified" investment company under the 1940 Act. Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). The tax code also imposed additional diversification requirements on assets underlying variable insurance contracts. See "Additional Tax Information" for a discussion of these additional diversification requirements.

Subject to the requirements of the tax code and the Fund's investment restrictions (see description below under "Investment Restrictions"), the Fund may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes the Fund to additional risks, and greater potential for significant share price fluctuation. The Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund's performance and investment value. When the value of a security in a non-diversified fund falls, it may have a greater impact on the fund than it would have in a diversified fund.

TEMPORARY DEFENSIVE POSITIONS. As part of the Fund's principal investment strategy, the Fund may invest in Cash Positions with up to 100% of its portfolio. In addition, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in Cash Positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, the Fund may not:

(1)  Issue senior securities, except as permitted by the 1940 Act;

(2) Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, reverse repurchase agreement, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5) Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6) Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); or

(7) Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry. In addition, utilities will be divided into "industries" according to the services they provide so that gas, gas transmission, electric and telephone utilities are considered separate industries.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

(1) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(2) Make investments for the purpose of exercising control or management over a portfolio company;

(3) Invest in securities of other registered investment companies, except as permitted under the 1940 Act, regulation thereof or by order of the SEC;

(4) Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(5) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs;

(6) Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; or

(7)  Invest 25% or more of its total assets in unfunded Credit Default Swaps.

With respect to the "fundamental" and "non-fundamental" investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor, with assistance from Avondale Investments, LLC, as sub-advisor ("Sub-Advisor"), is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund. The Advisor shall manage the Fund's portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Fund ("Advisory Agreement"), which is described in detail under "Management and Other Service Providers - Investment Advisor." The Advisor serves as investment advisor for a number of client accounts, including the Fund.

Brokerage Selection. In selecting brokers to be used in portfolio transactions, the Advisor's general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Advisor considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. Consistent with the Rules of Fair Practice of the National Association Securities Dealers ("NASD") and such other policies as the Board of Trustees may determine, the Fund may also consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund. The Fund may also direct a portion of the Fund's brokerage transactions to certain brokers because of certain benefits received from those brokers, including, without limitation, a brokerage arrangement whereby the broker pays certain Fund expenses.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor in connection with the Fund. Although such information may be a useful supplement to the Advisor's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.

The Fund may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. The Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere. When a transaction involves exchange listed securities, the Advisor considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

                            DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on February 19, 2004, is an open-end management investment company. The Trust's Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of one series: the Merit High Yield Fund II. Additional series and/or classes may be created from time to time. The number of shares in the Trust shall be unlimited. When issued for payment as described in each of the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

TRUSTEES AND OFFICERS. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table. The address of each Trustee and Officer of the Trust, unless otherwise indicated, is 11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208.

                                    TRUSTEES

------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
                                                                                               Number of
                                                                                               Portfolios
                                                                                                in Fund
                                Position(s)   Length of                                         Complex
        Name, Age and           held with       Time           Principal Occupation(s)        Overseen by    Other Directorships
           Address              Fund/Trust     Served            During Past 5 Years            Trustee        Held by Trustee
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------

                                                      Independent Trustees

------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
To be determined (  )          Trustee       Since                                                 1
                                             __/2004
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
To be determined (  )          Trustee       Since                                                 1
                                             __/2004
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
To be determined (  )          Trustee       Since                                                 1
                                             __/2004
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
                                                      Interested Trustees*
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
To be determined (  )          Trustee,      Since                                                 1
                                             __/2004
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
To be determined (  )          Trustee,      Since                                                 1
                                             __/2004
----------------------------------------------------------------------------------------------------------------------------------
 * The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.

                                                         OTHER OFFICERS

------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
To be determined (  )          President     Since                                                n/a               n/a
                                             __/2004
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
C. Frank Watson III (33)       Secretary     Since       Mr.  Watson has been the President       n/a               n/a
The Nottingham Company                       __/2004     and  Chief  Operating  Officer  of
116 South Franklin Street                                The   Nottingham   Company,    the
Post Office Box 69                                       Fund's    administrator,     since
Rocky Mount, NC  27802                                   1999.  Mr. Watson  previously  was
                                                         the  Chief  Operating  Officer  of
                                                         The Nottingham Company.
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------
Julian G. Winters (35)         Treasurer     Since       Mr.  Winters  has  been  the  Vice       n/a               n/a
The Nottingham Company                       __/2004     President      of       Compliance
116 South Franklin Street                                Administration  at The  Nottingham
Post Office Box 69                                       Company  since 1998.  Mr.  Winters
Rocky Mount, NC  27802                                   previously  was a Fund  Accountant
                                                         at The Nottingham Company.
------------------------------ ------------- ----------- ----------------------------------- ------------- -----------------------


Trustee Standing Committees. The Trustees have established the following standing committees:

     Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee also serves as the Trust's qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with, any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

     Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at the appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

     Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary.

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of equity securities of the Fund beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2003 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

------------------------- ------------------------------------- -----------------------------------
                                                                  Aggregate Dollar Range of Equity
                                                                    Securities in All Registered
                                                                   Investment Companies Overseen
                            Dollar Range of Equity Securities         By Trustee in Family of
    Name of Trustee                   in the Fund                      Investment Companies*
------------------------- ------------------------------------- -----------------------------------
                                       Independent Trustees
------------------------- ------------------------------------- -----------------------------------
To be determined                           A                                    A
------------------------- ------------------------------------- -----------------------------------
To be determined                           A                                    A
------------------------- ------------------------------------- -----------------------------------
                                       Interested Trustees
------------------------- ------------------------------------- -----------------------------------
To be determined                           A                                    A
------------------------- ------------------------------------- -----------------------------------
     *Family of Investment Companies for the Merit Advisors Investment Trust.

Ownership In Fund Affiliates. None of the Trustees who are independent, nor members of their immediate families, own securities beneficially or of record in the Advisor, the Sub-Advisor, the Fund's distributor or any affiliate of the Advisor, Sub-Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve the Advisory Agreement with the Advisor and the renewal and continuance thereof. In evaluating whether to approve the Advisory Agreement, the Trustees reviewed information and materials provided by the Advisor relating to the Advisor and its proposed services to the Fund, as well as other materials and comparative reports provided by the Fund's other service providers, including Fund Counsel.

In deciding on whether to approve the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating, (iii) overall expenses of the Fund including the Expense Limitation Agreement between the Trust on behalf of the Fund and the Advisor; (iv) the financial condition of the Advisor; (v) the Advisor's investment strategy for the Fund; and (vi) the Advisor's investment sub-advisor contract with the Sub-Advisor ("Sub-Advisory Agreement"), including the services being provided by the Sub-Advisor.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees to be paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds are reasonable and fair; (iii) that they were satisfied with the Advisor's proposed services, personnel and investment strategy; (iv) that they were satisfied with the Sub-Advisor Agreement; and (v) that it was in the best interest of the Trust and the Fund to enter into the Advisory Agreement. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the Advisory Agreement for the Fund for an initial two year period.

Approval  of  the  Investment   Sub-Advisory  Agreement.  As  discussed  in  the
"Investment Sub-Advisor" section below, the Trustees have approved the Sub-Advisory Agreement between the Advisor and the Sub-Advisor and the renewal and continuance thereof. In evaluating whether to approve the Sub-Advisory Agreement, the Trustees reviewed information and materials provided by the Advisor and Sub-Advisor relating to the Sub-Advisor and its proposed services to the Advisor and the Fund, as well as other materials and comparative reports provided by the Fund's other service providers, including Fund Counsel. Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that they were satisfied with the terms and conditions of Sub-Advisor Agreement. Therefore, the Trustees, including the Trustees who are not a party to the Sub-Advisor Agreement or interested persons of the Sub-Advisor, unanimously approved the Sub-Advisory Agreement as it relates to the Fund for an initial two year period.

Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees receive $2,000 each year plus $250 per Fund per meeting attended in person and $150 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and Officer of the Trust for his or her travel and other expenses relating to attendance at such meetings.

------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                      Pension or Retirement     Estimated Annual       Total Compensation From
                           Aggregate Compensation      Benefits Accrued As        Benefits Upon           Fund and Fund
Name of Trustee                From the Fund*         Part of Fund Expenses        Retirement         Complex Paid to Trustees**
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                     Independent Trustees
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
To be determined                   $2,700                    None                    None                     $2,700
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
To be determined                   $2,700                    None                    None                     $2,700
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                      Interested Trustees
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
To be determined                    None                      None                    None                      None
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------

  * Figures are estimates for the fiscal year ending October 31, 2004.
 ** Each of the Trustees serves as a Trustee to the one fund of the Trust.

CODES OF ETHICS. The Trust, the Advisor and the Sub-Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Advisor and the Sub-Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). The code permits employees and officers of the Trust, the Advisor and the Sub-Advisor to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the code requires that portfolio managers and other investment personnel of the Advisor and Sub-Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES. To the extent that the Fund invests in voting securities, the Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to this SAI.

After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at 1-800-__-___ and (2) on the SEC's website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of February __, 2004, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) 0% of the then outstanding shares of the Fund. On the same date, no shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund. In addition, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of February __, 2004.

INVESTMENT ADVISOR. Information about the Advisor, Merit Advisors, Inc., 11032 Quail Creek Road, Suite 105, Oklahoma 73120-6208 and its duties and compensation as Advisor is contained in the Prospectus. The Advisor currently has approximately $50.1 million under management.

The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, or by vote of a majority of the Fund's outstanding voting securities. The Advisory Agreement is terminable without penalty on 60-days notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. A management team consisting of J. Paul Cunningham and Donald L. Dillingham is responsible for the day-to-day management of the Fund's portfolio.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 0.85% the Fund's net assets. In addition, the Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under any Rule 12b-1 Plan) to not more than __% of the average daily net assets of the Fund for the fiscal year ending __, 2004. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to ___%, as indicated in the Prospectus. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.

INVESTMENT SUB-ADVISOR. Information about the Sub-Advisor, Avondale Investments, LLC, 211 North Robinson, Suite 200, Oklahoma City, Oklahoma 73102 and its duties and compensation as Sub-Advisor is contained in the Prospectus. The Sub-Advisor currently has approximately $1 million under management.

The Sub-Advisor assists the Advisor in supervising the Fund's investments pursuant to the Sub-Advisory Agreement. The Sub-Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are not parties to the Sub-Advisor Agreement, or interested persons of any such party or by vote of a majority of the Fund's outstanding voting securities. The Sub-Advisory Agreement is terminable without penalty on 60-days notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Sub-Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

Under the Sub-Advisory Agreement, the Sub-Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Sub-Advisor Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

The Sub-Advisor will receive a monthly management fee from the Advisor equal to an annual rate of 0.375% of the Fund's net assets. The Fund does not pay a direct fee to the Sub-Advisor.

ADMINISTRATOR.  The Trust has  entered  into a Fund  Accounting  and  Compliance
Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator will receive an administration fee at the following annual rates: on the first $50 million of the Fund's net assets, 0.175%; on the next $50 million, 0.150%; on the next $50 million; 0.125%; on the next $50 million; 0.10%; and on all assets over $200 million, 0.075%, with a minimum administration fee of $2,000 per month. In addition, the Administrator will receive a monthly fund accounting fee of $2,250 for the first class of shares of the Fund and $750 for each additional class of shares of the Fund and an asset based fee of 1 basis point for accounting and recordkeeping services for the Fund. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus certain transaction costs with a minimum annual fee of $4,800. The Administrator will also charge the Fund for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.

The Administrator will perform the following services for the Fund: (1) procure on behalf of the Trust, and coordinate with, the custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) assist or supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assist or supervise the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assist in the preparation of and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Fund.

TRANSFER AGENT. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

DISTRIBUTOR. The Fund will conduct a continuous offering of its securities. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees. In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc. The Distribution Agreement may be terminated by either party upon 60-days prior written notice to the other party.

CUSTODIAN. Wachovia Bank, N.A. ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator an annual fee based on the average net assets of the Fund held by the Custodian plus additional out-of-pocket and transaction expenses incurred by the Fund.

INDEPENDENT AUDITORS. The Trustees have selected the firm of Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222, to serve as independent auditors for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal, state and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent auditors will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Parker Poe Adams and Bernstein L.L.P., Three Wachovia Center, 401 South Tryon Street, Suite 3000, Charlotte, North Carolina 28202 serves as legal counsel to the Trust and the Fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Prospectus for more information concerning how to purchase and redeem shares. The following information supplements the information regarding share purchases and share redemption in the Prospectus:

PURCHASES. Fund shares are currently sold only to separate accounts of certain insurance companies in connection with variable annuity and variable life insurance contracts issued by such insurance companies. Fund shares are not sold to the general public. As stated in the Prospectus, share certificates are not issued. Fund share are sold without a sales charge. However, the separate account to which the shares are sold may impose sales and other charges, as described in the appropriate policy or contract prospectus. Shares of the Fund will be offered and sold on a continuous basis. The purchase price of shares of the Fund is the net asset value next determined after the order is received. Net Asset Value is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE") on days the NYSE is trading, as described under "Net Asset Value" below. An order received prior to the time regular trading closes on the NYSE will be executed at the price computed on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price computed as of that time on the next business day.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares and (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders.

REDEMPTIONS. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

INVOLUNTARY  REDEMPTIONS.  In  addition  to  the  situations  described  in  the
Prospectus under "Redeeming Fund Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

OTHER INFORMATION. Although the Fund is currently not aware of any material disadvantages between the Policyholders of variable annuity insurance contracts and the Policyholders of variable life insurance contracts with respect to investment in the Fund, it is possible that an irreconcilable material conflict may conceivably arise due to differences in tax treatment or other considerations between Policyholders of variable annuity and variable life insurance contracts. The Board will monitor events in order to attempt to identify any material conflicts between Policyholders of variable annuity contracts and variable life insurance contracts and to the extent a conflict is identified, the Board will determine what action, if any, should be take in connection with the conflict.

The Trustees reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon written notice to the shareholders.


                                 NET ASSET VALUE

The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday, except when the NYSE closes earlier). The Fund's net asset value is not computed on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of
July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

In computing the Fund's net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal price procedures are valued at fair value as determined in good faith under policies approved by the Trustees.


                           ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Shareholders and Policyholders are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Federal tax law requires that the assets underlying variable contracts, including the Fund, meet certain diversification requirements. The Fund is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the GNMA) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. Alternatively the Fund will be diversified if it satisfies the required test for regulated investment companies under Internal Revenue Code Section 851(b)(4), and no more then 55% of the Fund's assets are attributable to cash, cash items (including receivables), government securities and securities of other regulated investment companies.

Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the return on those securities.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return and/or yield of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period for a particular class of shares of the Fund that would equate an initial investment in that particular class of shares of the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five or ten year periods or for the life of the Fund if it has not been in existence for any such periods and such other period as may be required under applicable law or regulations. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

Performance figures are based on historical earnings and are not a guarantee of future performance. In addition, the Fund's performance figures do not include any variable annuity or variable life insurance contract charges or expenses, which, if reflected, would reduce the performance quotation.

The following is a brief description of how performance is calculated. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value. The performance of each class of shares of the Fund is calculated separately since the performance of each class will usually be different do to the different kinds of expenses of each class.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ERV

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending Redeemable Value of a hypothetical initial payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions and redemptions)
         n = number of years
         ATVdr = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The yield of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                            Yield =2[(A - B + 1)^6-1]
                                      -----
                                       CD

Where:   A =      dividends and interest earned during the period.
         B =      expenses accrued for the period (net of reimbursements).
         C =      average daily number of shares  outstanding  during the period that were entitled to receive dividends.
         D =      the  maximum  offering  price per share on the last day of the period.

The yield is based on a 30-day (or one month) period. Each class of shares of the Fund calculates its yield separately because of different expenses that affect each class.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the _______ Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. The Fund may also measure its performance against one or more appropriate ____ Indexes, which ranks the performance of mutual funds that have an objective of ______. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may also compare its performance to other reports of the performance of managed accounts of the Advisor. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

     o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

     o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals.

                              FINANCIAL STATEMENTS

The audited Statement of Assets and Liabilities as of March __, 2004 for the Fund is included below.

                       APPENDIX A - DESCRIPTION OF RATINGS

The Fund will acquire from time to time certain securities and derivative securities thereof that are below the following minimum investment-grade rating criteria ("Below Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor). The various ratings used by the nationally recognized securities rating services are described below. These summarizations are based upon publicly available information provided by the applicable rating service.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of Below Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.


Standard & Poor's(R) Ratings Services. The following summarizes the various ratings used by Standard & Poor's Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc.:

Long-Term Issued Credit Ratings:

S&P issue credit ratings are based in varying degrees, on the following considerations:

     o Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
     o    Nature of and provisions of the obligation; and
     o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganizations, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions of S&P are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower then senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     AAA - This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligations is extremely strong.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB, B, CCC, CC, and C - Debt rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB - Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor`s inadequate capacity to meet its financial commitment on the obligation.

     B - Debt rated B is more vulnerable to nonpayment than debt rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC - Debt rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC - Debt rated CC is currently highly vulnerable to nonpayment.

     C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

The ratings AA through CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories. The "r" symbol is attached to the rating of instruments with significant noncredit risks. The symbol N.R. means the debt is not rated.

Bonds rated BB, B, CCC, CC and C are considered by the Advisor to be Below Investment-Grade Debt Securities.

Short-term issue credit ratings:

     A-1 - A short-term debt rated A-1 is rated the highest category by S&P. The obligor`s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 - A short-term debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 - A short-term debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B - A short-term debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C - A short-term debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D - A short-term debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during the grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's Investors Service, Inc. The following summarizes the various ratings used by Moody's Investors Service, Inc. ("Moody's"):

Long-term Obligation Ratings:

Moody's long-term obligation ratings are opinions of by Moody's of the relative credit risk of fix-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

     Aaa - Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

     Aa - Obligations are rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Obligations  rated Baa are subject to moderate  credit risk. They are
considered   medium-grade   and  as  such  may   possess   certain   speculative
characteristics.

     Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

     B - Obligations rated B are considered speculative and are subject to high credit risk.

     Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

     Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     C -Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody's applies numerical modifiers l, 2 and 3 with respect to rating classifications rated Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates ranking in the lower end of its generic rating category.

Short-term Ratings:

Moody's short-term ratings are opinions by Moody's of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's uses the following designations to indicate the relative repayment ability of rated issuers:

     Prime-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     Prime-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     Prime-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within the Prime rating categories.


Fitch Ratings. The following summarizes the various ratings used by Fitch, Inc. ("Fitch"):

Long-Term Credit Ratings:

Fitch's International Long-Term Credit Ratings are more commonly referred to as simply "Long-Term Ratings". The following scale applies to foreign currency and local currency ratings.

International credit ratings assess the determination by Fitch of the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state's currency and jurisdiction.

     Investment Grade:

     AAA - Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     Speculative Grade:

BB - Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B - Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business economic environment.

     CCC, CC, C- High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A rating CC indicates that default of some kind appears probable. A rating C signals imminent default.

     DD, DD, D - Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

Short-Term Ratings:

Fitch's International Short-Term Credit Ratings are more commonly referred to as "Short-Term Ratings". The following scale applies to foreign currency and local currency ratings.

Fitch's short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places emphasis on the liquidity necessary to meet financial commitments in a timely manner.

These ratings assess the determination by Fitch of the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state's currency and jurisdiction.

     F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B  -  Speculative.   Minimal  capacity  for  timely  payment  of  financial
commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C - High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon a sustained, favorable business and economic environment.

     D - Default. Denotes actual or imminent payment default.


(=) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.


The Advisor considers fixed income securities rated below BBB by S&P or Fitch or below Baa by Moody's or if unrated, securities which the Advisor believes are of comparable quality to be below investment grade securities.

                       APPENDIX B - PROXY VOTING POLICIES



The following proxy voting policies are provided:

     (1)  the Trust's proxy voting policies [to be determined] and
     (2)  the Advisor's proxy voting policies [to be determined].

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits
         --------

     (a)  Declaration of Trust ("Trust Instrument").

     (b)  By-Laws.

     (c) Articles III, V, and VI of the Trust Instrument (attached as Exhibit 23(a) hereto) defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

     (d)(1) Investment Advisory Agreement between Merit Advisors Investment Trust II ("Registrant") and Merit Advisors, Inc. ("Advisor"), as advisor for the Merit High Yield Fund II.*

     (d)(2) Investment Sub-Advisory Agreement between Avondale Investments, LLC ("Sub-Advisor") and the Advisor with respect to the Merit High Yield Fund II.*

     (e) Distribution Agreement between the Registrant and Capital Investment Group, Inc. ("Distributor"), as distributor for the Merit High Yield Fund II.*

     (f) Not Applicable.

     (g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(2) First Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(3) Second Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(4) Third Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(5) Fourth Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(6) Fifth Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(7) Sixth Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).*

     (g)(8) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as custodian for the Merit High Yield Fund II.*

     (h)(1) Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Management Company, Inc., as administrator for the Registrant.*

     (h)(2) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC, as transfer agent for the Registrant.*

     (h)(3) Expense Limitation Agreement between the Registrant and the Advisor with respect to the Merit High Yield Fund II.*

     (i) Opinion and Consent of Parker Poe Adams and Bernstein L.L.P. regarding the legality of securities registered with respect to the Registrant.*

     (j) Consent of Deloitte & Touche, LLP, independent auditor, with respect to the Merit High Yield Fund II.*

     (k) Balance Sheet of the Merit High Yield Fund II dated March __, 2004.*

     (l) Initial Subscription Agreement.*

     (m) Not Applicable.

     (n) Not Applicable.

     (o) Reserved.

     (p)(1) Code of Ethics for the Registrant.*

     (p)(2) Code of Ethics for the Advisor.*

     (p)(3) Code of Ethics for the Sub-Advisor*

     (q) Copy of Powers of Attorney.*

     * To be filed by amendment.


ITEM 24. Persons Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.


ITEM 25. Indemnification
         ---------------

     Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

     Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Section 3. Indemnification.

          (a) Subject to the exceptions and limitations  contained in Subsection
     (b) below:

               (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

               (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
     Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

          (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

          (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

     In addition, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust

Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26. Business and other Connections of the Investment Advisor
         --------------------------------------------------------

     The description of the Advisor and Sub-Advisor is found under the caption of "Management of the Fund - Investment Advisor and Investment Sub-Advisor" in the Prospectus and under the caption "Management and Other Service Providers - Investment Advisor and Investment Sub-Advisor" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration
Statement, which are incorporated by reference herein. The Advisor and Sub-Advisor provide investment advisory services to other persons or entities other than the registrant.



ITEM 27. Principal Underwriter
         ---------------------

     (a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, WST Growth Fund, Wisdom Fund, The Hillman Aggressive Equity Fund, The Hillman Total Return Fund, Turnaround Fund, CM Advisers Fund, PMFM ETF Portfolio Trust, PMFM Moderate Portfolio Trust, MurphyMorris ETF Fund and the Merit High Yield Fund.

     (b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address and telephone number of the Distributor and each such person is 17 Glenwood Avenue, Raleigh, N.C. 27622,
(919) 831-2370.

         (1)                          (2)                         (3)
                             Position and Offices        Positions and Offices
         Name                  With Underwriter             with Registrant
         ----                  ----------------             ---------------

Richard K. Bryant                  President                     None

E.O. Edgerton, Jr.              Vice President                   None

Delia Z. Ferrell                   Secretary                     None

Con T. McDonald            Assistant Vice-President              None

W. Harold Eddins, Jr.      Assistant Vice-President              None

Annelise Brittian          Assistant Vice-President              None

     (c) Not applicable.


ITEM 28. Location of Accounts and Records
         --------------------------------

     Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian (Wachovia Bank, N.A., 123 South Broad Street, Philadelphia, Pennsylvania 19109), Transfer Agent (NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365), or Administrator (The Nottingham
Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069).


ITEM 29. Management Services
         -------------------

     None.


ITEM 30. Undertakings
         ------------

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 27th day of February, 2004.

                                            MERIT ADVISORS INVESTMENT TRUST II



                                            By: /s/ Julian G. Winters
                                                _________________________
                                                Julian G. Winters, Trustee



     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.


                                /s/ Julian G. Winters         February 27, 2004
                                ___________________________   _________________
                                Julian G. Winters, Trustee     Date